Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Loss before income taxes	$ (49,790)	$ (21,947)	$ (84,408)	$ (45,387)	$ (98,895)	$ (55,658)
United States statutory income tax rate					21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate					$ (20,768)	$ (11,688)
Change in valuation allowance					24,609	18,842
Return to provision adjustment					(2,624)	(7,029)
Tax rate changes					(1,028)	0
State tax benefit					(195)	0
Other					6	20
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 145